Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computer software	3,092	3,757
Less: Accumulated amortization	(1,540)	(2,388)
Intangible assets, net	1,552	1,369

Amortization expenses were RMB477, RMB776 and RMB848 for the years ended December 31, 2016, 2017 and 2018, respectively.

The intangible assets amortization expenses for each of the following fiscal years are as follows:

Amortization
RMB
2019	717
2020	553
2021	99
Total	1,369